PROPOSED PUBLIC OFFERING	1 Months Ended
Aug. 12, 2022
Proposed Public Offering
PROPOSED PUBLIC OFFERING

NOTE 3 – PROPOSED PUBLIC OFFERING

The Proposed Public Offering calls for the Company to offer for sale up to 6,000,000 Units at a proposed public offering price of $10.00 per Unit (plus up to an additional 900,000 units to cover over-allotments, if any). Each Unit will consist of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per share. Each whole Public Right will entitle the holder to receive one-twentieth (1/20) ordinary share upon consummation of initial business combination.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD FROM JULY 7, 2022 (INCEPTION) TO AUGUST 12, 2022

(Currency expressed in United States Dollars (“US$”), except for number of shares)